Income Taxes	6 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 20 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

The Company is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Ostin BVI is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Ostin HK and Austin Optronics are established in Hong Kong and are subject to statutory income tax rate at 16.5%.

The PRC subsidiaries of the Company are subject to statutory income tax rate at 25%.

The Company’s main operating subsidiary in PRC was certified as a High and New Technology Enterprise (“HNTE”) and enjoys a preferential tax rate of 15% since 2013, and the HNTE certificate needs to be renewed every three years. The subsidiary was eligible for a 15% preferential tax rate for the six months ended March 31, 2024 and 2023. The Company has renewed its HNTE certificate in December 2022 and thus its validity extends to December 2025.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2023 and 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended March 31, 2024 and 2023, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2024.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended March 31, 2024 and 2023 as follows:

	For the six months ended
	March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Income before taxes excluded the amounts of loss incurring entities	$12	$12,877
PRC EIT tax rates	25%,15%	25%,15%
Tax at the PRC EIT tax rates	$3	$1,062
Tax effect of R&D expenses deduction	(110,759)	(165,682)
Tax effect of deferred tax recognized	-	7,534
Tax effect of non-deductible expenses	110,756	48,896
Income tax (benefit) provision	$-	$(108,189)

Income taxes for the six months ended March 31, 2024 and 2023 are attributed to the Company’s continuing operations in China and consisted of:

	For the six months ended
	March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current income tax	$(162)	$(115,723)
Deferred income tax	162	7,534
Total income tax (benefit) provision	$-	$(108,189)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of March 31, 2024 and September 30, 2023 are presented below:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Deferred tax assets:
Allowance for credit losses	$95,556	$82,312
Inventory impairment provision	260,958	216,892
Other deductible temporary difference	(199,486)	(143,805)
Net operating loss carry-forward	450,612	445,937
valuation allowance for deferred income tax assets	(607,640)	(601,336)
Total	$-	$-

As of March 31, 2024 and September 30, 2023, allowance for the deferred tax assets was $607,640 and $601,336, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, Management believes that as of March 31, 2024, it is possible that the company may not realize the benefits of these deductible differences. According to the Corporate Income Tax Law of China, annual losses incurred by enterprises can be carried forward to subsequent years to offset future taxable income. The maximum carry-forward period is five years, but high-tech enterprises can extend this period to ten years as per regulations. As a high-tech enterprise, the group’s entities in China can carry forward losses incurred as of September 30, 2020, with a validity period until September 30, 2030. The Company’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances. As of March 31, 2024, the tax years for the Company’s affiliated entities in the PRC remain open for statutory examination by PRC tax authorities. There were no ongoing examinations by tax authorities as of March 31, 2024 and September 30, 2023.